General (Details Narrative) (10-K) - USD ($)	Apr. 29, 2020	Jan. 28, 2020
Benworth Capital Partners, LLC [Member]
Debt instrument, face amount	$ 4,550,000
Promissory note paid off	2,739,195
Debt instrument, cost	354,357
Proceeds from debt	$ 1,456,448
Debt instrument, maturity date description	This new loan only has a one-year term as compared to the original mortgage which had a maturity date of 2041.
Debt instrument, interest rate percentage	9.95%
Employee [Member]
Employee Percentage		70.00%